Share-based payments - Summary of Movements in Awards Outstanding Under the Schemes (Detail)	12 Months Ended
	Dec. 31, 2024 USD ($) award	Dec. 31, 2023 USD ($) award	Dec. 31, 2022 USD ($) award
Annual Performance Plan [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	332,000	321,000	348,000
Granted	104,000	214,000	236,000
Vested	(44,000)	(186,000)	(254,000)
Lapsed or cancelled	(6,000)	(17,000)	(9,000)
Ending balance	386,000	332,000	321,000
Fair value of awards granted during the year | $	$ 108.376	$ 69.264	$ 61.802
Weighted average remaining contract life (years)	10 months 24 days	1 year 6 months	1 year
LTIP Performance-related awards [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	836,000	933,000	872,000
Granted	279,000	329,000	323,000
Vested	(136,000)	(180,000)	(23,000)
Lapsed or cancelled	(148,000)	(246,000)	(239,000)
Ending balance	831,000	836,000	933,000
Fair value of awards granted during the year | $	$ 58.126	$ 31.697	$ 37.70
Weighted average remaining contract life (years)	1 year 1 month 6 days	1 year 3 months 18 days	1 year 1 month 6 days
LTIP Restricted stock units [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	1,662,000	1,575,000	1,350,000
Granted	495,000	683,000	706,000
Vested	(402,000)	(533,000)	(391,000)
Lapsed or cancelled	(106,000)	(63,000)	(90,000)
Ending balance	1,649,000	1,662,000	1,575,000
Fair value of awards granted during the year | $	$ 103.023	$ 63.51	$ 56.564
Weighted average remaining contract life (years)	1 year 1 month 6 days	1 year 3 months 18 days	1 year 2 months 12 days